Loans and asset quality- Nonperforming Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Financing Receivable, Impaired [Line Items]
Nonperforming loans:	$ 153		$ 245
Other assets owned	3		4
Total nonperforming assets	156	[1]	249	[1]
Domestic
Financing Receivable, Impaired [Line Items]
Nonperforming loans:	147		236
Domestic | Other residential mortgages
Financing Receivable, Impaired [Line Items]
Nonperforming loans:	117		158
Domestic | Commercial
Financing Receivable, Impaired [Line Items]
Nonperforming loans:	15		27
Domestic | Wealth management loans and mortgages
Financing Receivable, Impaired [Line Items]
Nonperforming loans:	11		30
Domestic | Commercial real estate
Financing Receivable, Impaired [Line Items]
Nonperforming loans:	4		18
Domestic | Financial institutions
Financing Receivable, Impaired [Line Items]
Nonperforming loans:	0		3
Foreign
Financing Receivable, Impaired [Line Items]
Nonperforming loans:	$ 6		$ 9

[1]	Loans of consolidated investment management funds are not part of BNY Mellon’s loan portfolio. Included in the loans of consolidated investment management funds are nonperforming loans of $16 million at Dec. 31, 2013 and $174 million at Dec. 31, 2012. These loans are recorded at fair value and therefore do not impact the provision for credit losses and allowance for loan losses, and accordingly are excluded from the nonperforming assets table above.